Stockholders' Equity - Schedule of Warrants Activity (Details) (Warrant [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Warrant [Member]
Number of Shares, Oustanding beginning	22,724,691		8,666,666
Grants	2,000,000		24,058,025
Exercised			(10,000,000)
Cancelled	(1,841,564)	[1]		[1]
Number of Shares, Oustanding ending	22,883,127		22,724,691
Outstanding, Weighted Average Exercise Price	$ 0.03		$ 0.07
Granted	$ 0.015		$ 0.01
Exercised			$ 0.01
Cancelled	$ 0.001
Outstanding, Weighted Average Exercise Price	$ 0.035		$ 0.03
Aggregate Intrinsic Value, beginning	$ 6,051,883	[1],[2]	$ 1,993,333	[1],[2]
Aggregate Intrinsic Value, ending	$ 6,051,883	[1],[3]	$ 6,051,883	[1],[2]

[1]	(1) Represents the difference between the exercise price and the estimated fair value of the Companys common stock at the end of the reporting period.
[2]	(2) The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.
[3]	(2) The warrants outstanding and exercisable at March 31, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 4.25 years and 4.27 years, respectively.